Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Loss - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement of Income Captions [Line Items]
REVENUES, NET
COSTS OF REVENUES	4,543
GROSS LOSS	(4,543)
OPERATING EXPENSES	2,125,071	559,558
LOSS FROM OPERATIONS	(2,129,614)	(559,558)
OTHER INCOME (EXPENSES)	58,440	(1,240,147)
LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(2,071,174)	(1,799,705)
Equity in loss of subsidiaries and VIE	(2,637,975)	(5,788,617)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,709,149)	(7,588,322)
COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$ (4,709,149)	$ (7,588,322)